Net Profit/(Loss) Per Share (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Net Profit/(Loss) Per Share[Abstract]
Schedule of Basic and Diluted Loss Per Share	The components of basic and diluted profit/(loss) per share were as follows:
	Three months ended December 31,		Nine months ended December 31,
(In USD, except profit/(loss) per share)	2023	2022	2023	2022
Net Profit/(loss) available for common shareholders (A)	$14,425,439	$(8,712,700)	$(26,757,978)	$(32,173,920)
Weighted average outstanding shares of common stock (B)	3,195,381	482,681	1,390,202	482,681
Common stock and common stock equivalents (C)	3,195,381	482,681	1,390,202	482,681
Profit/(Loss) per share
Basic (A/B)	$4.51	$(18.05)	$(19.25)	$(66.66)
Diluted (A/C)	$0.90	$(18.05)	$(19.25)	$(66.66)
The components of basic and diluted loss per share were as follows:
(In USD, except loss per share) Year ended	March 31, 2023	March 31, 2022
Net income available for common shareholders (A)	$(62,032,076)	$(31,045,152)
Weighted average outstanding shares of common stock (B)	482,681	478,529
Common stock and common stock equivalents (C)	482,681	478,529
Loss per share
Basic (A/B)	$(128.52)	$(64.88)
Diluted (A/C)	$(128.52)	$(64.88)

Schedule of Basic Loss Per Share Diluted Net Loss Per Share	Since the Company was in a loss position for the nine months ended December 31, 2023 and December 31, 2022 basic loss per share was same as diluted net loss per share for the periods presented.
	Three months ended December 31,		Nine months ended December 31,
As at	2023	2022	2023	2022
Convertible preferred stock	$-	$112,660,326	$-	$112,660,326
Preferred stock warrants	-	36,501,508	-	36,501,508
Stock options	674	8,178,840	224	8,178,840
Public warrants	11,500,000	-	11,500,000	-
Private warrants	1,287,616	-	427,639	-
Unsecured convertible note	69,704	-	23,150	-
Total	12,857,994	157,340,674	11,951,013	157,340,674
Since the Company was in a loss position for the year ended March 31, 2023 and March 31, 2022 basic loss per share was same as diluted net loss per share for the periods presented.
As at	March 31, 2023	March 31, 2022
Convertible preferred stock	3,201,201	3,110,345
Preferred stock warrants	1,037,177	981,565
Stock options	14,645	63,179
Senior subordinated convertible promissory note	15,307	-
Derivative financial instruments	18,369	-
Total	4,286,698	4,155,089